Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 136	$ 136
Annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 2	$ 3
Inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 133	$ 131
Expected lifetime
Superannuation commitments
Increase in term of life expectancy	1 year	1 year
Increase in obligation	$ 48	$ 46